Subsidiaries exempt from audit (Tables)	12 Months Ended
Mar. 31, 2026
Subsidiaries exempt from audit
Schedule of subsidiaries exempt from audit
The following UK subsidiaries are expected to take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 March 2026.

Name	Registration number

Cable & Wireless Aspac Holdings Limited	04705342

Cable & Wireless CIS Services Limited	02964774

Cable & Wireless Communications Data Network Services Limited	02070812

Cable & Wireless Europe Holdings Limited	04659719

Cable & Wireless UK Holdings Limited	03840888

Cable & Wireless Worldwide Limited	07029206

Cable and Wireless Nominee Limited	03249884

Energis (Ireland) Limited	NI035793

Energis Communications Limited	02630471

Energis Squared Limited	03037442

London Hydraulic Power Company (The)	ZC000055

Eastern Leasing Company Limited (The)	01672832

Thus Limited	06798969

Thus Group Holdings Limited	SC192666

Thus Group Limited	SC226738

Vodafone 2.	04083193

Vodafone Consolidated Holdings Limited	05754561

Vodafone Corporate Secretaries Limited	02357692

Vodafone Distribution Holdings Limited	03357115

Vodafone Enterprise Corporate Secretaries Limited	02303594

Vodafone Enterprise Equipment Limited	01648524

Vodafone Enterprise Europe (UK) Limited	03137479

Vodafone Enterprise U.K.	01541957

Vodafone European Investments	03961908

Vodafone Finance Management	02139168

Vodafone International Operations Limited	02797438

Vodafone Investments Limited	01530514

Vodafone IP Licensing Limited	06846238

Vodafone Nominees Limited	01172051

Vodafone Overseas Finance Limited	04171115

Vodafone UK Investments Limited	02227940

Your Communications Group Limited	04171876